Business Combination For Additional Details on the Acquired Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Business Combination For Additional Details on the Acquired Intangible Assets [Abstract]
Health care claims amount	$ 125,000
Purchased intangible assets	$ 2,414,357